AB Cap Fund, Inc.

AB International Strategic Core Portfolio

Portfolio of Investments

September 30, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.9%
Financials - 23.4%
Banks - 13.0%
Bank Leumi Le-Israel BM	554,670	$3,949,155
DBS Group Holdings Ltd.	246,800	4,464,887
DNB ASA	145,390	2,562,933
Hang Seng Bank Ltd.	147,000	3,167,494
KBC Group NV	30,720	1,995,305
Mitsubishi UFJ Financial Group, Inc.	493,200	2,511,800
Oversea-Chinese Banking Corp., Ltd.	319,572	2,512,282
Royal Bank of Canada	56,610	4,592,125
Sumitomo Mitsui Financial Group, Inc.	61,000	2,096,089
Toronto-Dominion Bank (The)	68,512	3,994,831
Westpac Banking Corp.	109,240	2,181,811

		34,028,712

Capital Markets - 3.8%
Euronext NV (a)	35,991	2,946,977
Partners Group Holding AG	5,443	4,179,987
Singapore Exchange Ltd.	453,400	2,781,626

		9,908,590

Diversified Financial Services - 1.0%
ORIX Corp.	177,300	2,652,231

Insurance - 5.6%
Admiral Group PLC	111,340	2,895,338
Allianz SE (REG)	7,870	1,831,915
NN Group NV	48,060	1,703,178
Sampo Oyj-Class A	83,690	3,325,195
Swiss Re AG	20,030	2,090,006
Zurich Insurance Group AG	7,390	2,830,429

		14,676,061

		61,265,594

Industrials - 15.7%
Aerospace & Defense - 2.5%
Airbus SE	14,480	1,879,917
BAE Systems PLC	385,230	2,697,878
MTU Aero Engines AG	7,830	2,080,567

		6,658,362

Air Freight & Logistics - 0.9%
SG Holdings Co., Ltd.	91,200	2,234,956

Airlines - 1.7%
Qantas Airways Ltd.	1,050,920	4,466,072

Commercial Services & Supplies - 0.6%
Secom Co., Ltd.	16,400	1,500,697

Construction & Engineering - 1.1%
Taisei Corp.	77,600	3,019,961

Industrial Conglomerates - 0.4%
NWS Holdings Ltd.	604,000	935,517

Professional Services - 7.7%
Experian PLC	109,420	3,499,157

Company	Shares	U.S. $ Value
Intertek Group PLC	21,190	$1,426,347
Intertrust NV (a)	64,600	1,263,737
Meitec Corp.	38,100	1,872,212
RELX PLC	288,565	6,853,339
Wolters Kluwer NV	71,444	5,212,913

		20,127,705

Road & Rail - 0.8%
East Japan Railway Co.	21,900	2,094,132

		41,037,402

Information Technology - 12.5%
IT Services - 3.6%
Amadeus IT Group SA-Class A	50,544	3,621,557
Capgemini SE	32,500	3,826,912
Otsuka Corp.	52,100	2,085,123

		9,533,592

Software - 8.2%
Check Point Software Technologies Ltd. (b)	39,493	4,324,484
Constellation Software, Inc./Canada	5,333	5,326,157
Nice Ltd. (b)	36,375	5,242,683
Oracle Corp. Japan	59,400	5,178,265
SAP SE	12,129	1,427,260

		21,498,849

Technology Hardware, Storage & Peripherals - 0.7%
Samsung Electronics Co., Ltd.	43,960	1,799,900

		32,832,341

Consumer Staples - 9.5%
Beverages - 0.5%
Diageo PLC	31,150	1,272,487

Food & Staples Retailing - 1.4%
Koninklijke Ahold Delhaize NV	147,500	3,688,628

Food Products - 3.9%
Danone SA	21,630	1,905,208
Nestle SA (REG)	43,240	4,689,574
Salmar ASA	82,830	3,636,439

		10,231,221

Personal Products - 1.9%
Unilever PLC	81,220	4,881,482

Tobacco - 1.8%
British American Tobacco PLC	70,861	2,616,915
Philip Morris International, Inc.	29,490	2,239,176

		4,856,091

		24,929,909

Consumer Discretionary - 8.3%
Hotels, Restaurants & Leisure - 3.1%
Aristocrat Leisure Ltd.	214,344	4,431,585
Compass Group PLC	145,750	3,750,545

		8,182,130

Company	Shares	U.S. $ Value
Household Durables - 1.2%
Auto Trader Group PLC	486,520	$3,049,345

Internet & Direct Marketing Retail - 0.6%
Moneysupermarket.com Group PLC	345,490	1,606,711

Leisure Products - 1.1%
Bandai Namco Holdings, Inc.	48,300	3,011,871

Specialty Retail - 0.5%
Hikari Tsushin, Inc.	5,800	1,258,273

Textiles, Apparel & Luxury Goods - 1.8%
adidas AG	10,950	3,409,219
Moncler SpA	33,860	1,206,885

		4,616,104

		21,724,434

Health Care - 7.8%
Health Care Providers & Services - 0.3%
Galenica AG (a)(b)	14,886	854,991

Pharmaceuticals - 7.5%
Astellas Pharma, Inc.	253,800	3,630,396
Novo Nordisk A/S-Class B	74,450	3,847,292
Roche Holding AG	30,417	8,856,357
Sanofi	35,370	3,276,422

		19,610,467

		20,465,458

Communication Services - 6.1%
Diversified Telecommunication Services - 4.5%
Cogeco Communications, Inc.	32,239	2,598,149
HKT Trust & HKT Ltd.-Class SS	2,469,000	3,916,628
Nippon Telegraph & Telephone Corp.	84,400	4,038,009
TELUS Corp.	34,200	1,217,142

		11,769,928

Entertainment - 0.6%
Daiichikosho Co., Ltd.	33,800	1,564,742

Interactive Media & Services - 1.0%
Kakaku.com, Inc.	106,200	2,623,508

		15,958,178

Real Estate - 4.6%
Equity Real Estate Investment Trusts (REITs) - 3.7%
Merlin Properties Socimi SA	243,820	3,404,051
Nippon Building Fund, Inc.	623	4,786,604
Nippon Prologis REIT, Inc.	566	1,552,025

		9,742,680

Real Estate Management & Development - 0.9%
Vonovia SE	46,560	2,362,230

		12,104,910

Company	Shares	U.S. $ Value
Energy - 3.8%
Oil, Gas & Consumable Fuels - 3.8%
Repsol SA	186,450	$2,907,871
Royal Dutch Shell PLC-Class B	182,271	5,387,101
TOTAL SA (c)	32,922	1,714,141

		10,009,113

Utilities - 3.1%
Electric Utilities - 2.6%
EDP-Energias de Portugal SA	505,420	1,961,450
Enel SpA	490,850	3,666,304
Kansai Electric Power Co., Inc. (The)	96,600	1,081,949

		6,709,703

Gas Utilities - 0.5%
Tokyo Gas Co., Ltd.	55,100	1,393,640

		8,103,343

Materials - 2.1%
Chemicals - 1.1%
Covestro AG (a)	33,715	1,668,288
Tosoh Corp.	83,100	1,107,046

		2,775,334

Metals & Mining - 1.0%
Evolution Mining Ltd.	445,180	1,358,237
Northern Star Resources Ltd.	182,940	1,359,611

		2,717,848

		5,493,182

Total Common Stocks (cost $239,445,807)		253,923,864

SHORT-TERM INVESTMENTS - 3.0%
Investment Companies - 3.0%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.89% (d)(e)(f) (cost $7,831,104)	7,831,104	7,831,104

Total Investments Before Security Lending Collateral for Securities Loaned - 99.9% (cost $247,276,911)		261,754,968

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.6%
Investment Companies - 0.6%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.89% (d)(e)(f) (cost $1,531,850)	1,531,850	1,531,850

Total Investments - 100.5% (cost $248,808,761) (g)		263,286,818
Other assets less liabilities - (0.5)%		(1,229,328)

Net Assets - 100.0%		$262,057,490

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	JPY	399,490	USD	3,727	10/16/19	$28,332
Bank of America, NA	USD	14,438	EUR	12,741	10/16/19	(535,907)
Bank of America, NA	USD	2,511	JPY	270,832	10/16/19	(3,873)
Bank of America, NA	KRW	1,240,505	USD	1,026	10/30/19	(9,451)
Barclays Bank PLC	JPY	72,574	USD	684	10/16/19	12,630
Barclays Bank PLC	USD	1,088	AUD	1,546	10/16/19	(43,763)
Barclays Bank PLC	USD	2,139	EUR	1,905	10/16/19	(59,822)
Barclays Bank PLC	USD	913	JPY	98,189	10/16/19	(3,501)
Barclays Bank PLC	USD	3,907	NOK	35,023	10/16/19	(56,235)
Barclays Bank PLC	USD	4,412	SEK	41,286	10/16/19	(213,418)
Barclays Bank PLC	USD	632	AUD	930	1/15/20	(2,062)
Barclays Bank PLC	USD	1,099	EUR	984	1/15/20	(17,674)
Brown Brothers Harriman & Co.	AUD	2,260	USD	1,550	10/16/19	23,352
Brown Brothers Harriman & Co.	CAD	2,581	USD	1,971	10/16/19	21,938
Brown Brothers Harriman & Co.	CAD	1,708	USD	1,286	10/16/19	(3,462)
Brown Brothers Harriman & Co.	CHF	2,070	USD	2,102	10/16/19	25,430
Brown Brothers Harriman & Co.	EUR	7,209	USD	8,081	10/16/19	215,038
Brown Brothers Harriman & Co.	GBP	393	USD	491	10/16/19	7,686
Brown Brothers Harriman & Co.	GBP	830	USD	1,009	10/16/19	(11,665)
Brown Brothers Harriman & Co.	HKD	8,126	USD	1,036	10/16/19	(988)
Brown Brothers Harriman & Co.	ILS	9,630	USD	2,738	10/16/19	(34,742)
Brown Brothers Harriman & Co.	JPY	146,154	USD	1,368	10/16/19	15,161
Brown Brothers Harriman & Co.	JPY	116,857	USD	1,081	10/16/19	(501)
Brown Brothers Harriman & Co.	NOK	9,468	USD	1,101	10/16/19	59,729
Brown Brothers Harriman & Co.	SGD	4,529	USD	3,336	10/16/19	58,289
Brown Brothers Harriman & Co.	USD	1,708	AUD	2,530	10/16/19	740
Brown Brothers Harriman & Co.	USD	2,639	AUD	3,826	10/16/19	(55,192)
Brown Brothers Harriman & Co.	USD	1,112	CHF	1,091	10/16/19	(17,736)
Brown Brothers Harriman & Co.	USD	6,154	EUR	5,486	10/16/19	(168,081)
Brown Brothers Harriman & Co.	USD	1,844	GBP	1,515	10/16/19	19,928
Brown Brothers Harriman & Co.	USD	1,875	GBP	1,514	10/16/19	(12,673)
Brown Brothers Harriman & Co.	USD	1,042	HKD	8,126	10/16/19	(5,161)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	USD	10,060	JPY	1,068,467	10/16/19	$(168,656)
Brown Brothers Harriman & Co.	USD	14	NOK	121	10/16/19	(931)
Brown Brothers Harriman & Co.	USD	1,401	SEK	13,208	10/16/19	(57,503)
Brown Brothers Harriman & Co.	CAD	1,118	USD	846	1/15/20	419
Brown Brothers Harriman & Co.	CAD	1,328	USD	1,002	1/15/20	(1,804)
Brown Brothers Harriman & Co.	ILS	1,712	USD	488	1/15/20	(7,284)
Brown Brothers Harriman & Co.	USD	1,393	EUR	1,260	1/15/20	(7,741)
Brown Brothers Harriman & Co.	USD	1,504	GBP	1,200	1/15/20	(21,909)
Brown Brothers Harriman & Co.	USD	2,083	JPY	223,218	1/15/20	(1,533)
Brown Brothers Harriman & Co.	USD	491	SEK	4,708	1/15/20	(8,861)
Deutsche Bank AG	CAD	15,828	USD	12,126	10/16/19	176,103
Goldman Sachs Bank USA	GBP	939	USD	1,144	10/16/19	(11,518)
Goldman Sachs Bank USA	USD	566	GBP	443	10/16/19	(20,958)
JPMorgan Chase Bank, NA	CHF	507	USD	509	10/16/19	380
JPMorgan Chase Bank, NA	NOK	25,676	USD	2,856	10/16/19	33,322
Royal Bank of Scotland PLC	EUR	1,436	USD	1,593	10/16/19	25,894
Royal Bank of Scotland PLC	ILS	29,569	USD	8,344	10/16/19	(168,305)
Royal Bank of Scotland PLC	SGD	3,506	USD	2,585	10/16/19	48,235
Royal Bank of Scotland PLC	USD	1,397	EUR	1,217	10/16/19	(68,991)
Royal Bank of Scotland PLC	USD	1,417	JPY	151,918	10/16/19	(10,289)
Royal Bank of Scotland PLC	USD	2,339	GBP	1,863	1/15/20	(37,970)
UBS AG	USD	2,033	CHF	2,008	10/16/19	(18,495)
UBS AG	USD	1,189	JPY	125,077	10/16/19	(31,069)

						$(1,127,118)

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, the aggregate market value of these securities amounted to $6,733,993 or 2.6% of net assets.

(b)	Non-income producing security.
(c)	Represents entire or partial securities out on loan.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	Affiliated investments.
(g)

As of September 30, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $19,510,104 and gross unrealized depreciation of investments was $(6,159,165), resulting in net unrealized appreciation of $13,350,939.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
ILS	-	Israeli Shekel
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar

Glossary:

REG	-	Registered Shares
REIT	-	Real Estate Investment Trust

See notes to financial statements.

COUNTRY BREAKDOWN 1

September 30, 2019 (unaudited)

19.6%	Japan
15.2%	United Kingdom
9.0%	Switzerland
6.8%	Canada
5.6%	Netherlands
5.3%	Australia
5.2%	Israel
4.9%	Germany
4.8%	France
3.8%	Spain
3.7%	Singapore
3.1%	Hong Kong
2.4%	Norway
7.6%	Other
3.0%	Short-Term

100.0%	Total Investments

1

All data are as of September 30, 2019. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 1.9% or less in the following countries: Belgium, Denmark, Finland, Italy, Portugal, South Korea and United States.

AB Cap Fund, Inc.

AB International Strategic Core Portfolio

September 30, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level

2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2019:

Investments in Securities	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$8,586,956		$52,678,638		$	– 0	–	$61,265,594
Industrials	– 0	–	41,037,402			– 0	–	41,037,402
Information Technology	9,650,641		23,181,700			– 0	–	32,832,341
Consumer Staples	2,239,176		22,690,733			– 0	–	24,929,909
Consumer Discretionary	3,409,219		18,315,215			– 0	–	21,724,434
Health Care	– 0	–	20,465,458			– 0	–	20,465,458
Communication Services	3,815,291		12,142,887			– 0	–	15,958,178
Real Estate	– 0	–	12,104,910			– 0	–	12,104,910
Energy	– 0	–	10,009,113			– 0	–	10,009,113
Utilities	– 0	–	8,103,343			– 0	–	8,103,343
Materials	– 0	–	5,493,182			– 0	–	5,493,182
Short-Term Investments:
Investment Companies	7,831,104		– 0	–		– 0	–	7,831,104
Investments of Cash Collateral for
Securities Loaned in Affiliated Money
Market Fund	1,531,850		– 0	–		– 0	–	1,531,850

Total Investments in Securities	37,064,237		226,222,581	†		– 0	–	263,286,818
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	– 0	–	772,606			– 0	–	772,606
Liabilities
Forward Currency Exchange Contracts	– 0	–	(1,899,724)			– 0	–	(1,899,724)

Total	$37,064,237		$225,095,463		$	– 0	–	$262,159,700

†

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended September 30, 2019 is as follows:

Fund	Market Value 6/30/19 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$4,106		$23,608	$19,883	$7,831	$29
Government Money Market Portfolio*	– 0	–	4,945	3,413	1,532	– 0	–**

Total					$9,363	$29

*	Investment of cash collateral for securities lending transactions.
**	Amount is less than $500.